RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY DISCLOSURES	37. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate parent is Santander UK Group Holdings plc, a company incorporated in England and Wales. Its ultimate parent and controlling party is
Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Santander UK Group Holdings plc and Banco Santander SA respectively, copies of which may be obtained from Shareholder Relations, 2 Triton
Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2024	2023	2022	2024	2023	2022	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(23)	(8)	(710)	138	414	47	587	800	(944)	(1,062)
Immediate parent	(7)	(7)	(6)	526	504	308	—	—	(12,392)	(13,279)
Fellow subsidiaries	(42)	(38)	(69)	228	203	177	68	101	(346)	(370)
Joint ventures	(258)	(183)	(76)	84	55	17	4,812	4,486	(1,567)	(781)
	(330)	(236)	(861)	976	1,176	549	5,467	5,387	(15,249)	(15,492)
For more on this, see ‘Balances with other Banco Santander group members’ in the Risk review, Note 13. Loans and advances to customers, Note 22. Deposits by customers and Note 32. Other Equity Instruments. In addition, transactions with pension schemes operated by the Santander UK group are described in Note
28.
The above transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
In November 2022, Santander (UK) Group Pension Scheme Trustees Limited entered into an unsecured committed liquidity facility with Santander UK plc for
£600m for a two year period. On expiry, a new liquidity facility agreement was entered into for £300m with a maturity date of 4 November 2026. This facility provides an alternate source of short-term liquidity for day-to-day operational needs. At the balance sheet date, no drawings had been made from this facility and the entire facility remained undrawn.